MICHAEL J. FOX FOUNDATION GRANT (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2011
Maximum reimbursement of expenses	$ 370,716
Monies received from Michael J. Fox Foundation for Parkinsons Research	$ 178,308